Expense Example, No Redemption {- Franklin K2 Long Short Credit Fund} - Franklin K2 Long Short Credit Fund-11 - Franklin K2 Long Short Credit Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 310
3 Years	1,048
5 Years	1,808
10 Years	$ 3,803